Significant accounting policies and judgements (Policies)	6 Months Ended
Jun. 30, 2024
Disclosure Of List Of Accounting Policies [Abstract]
General information
General information
Polestar Automotive Holding UK PLC (the “Parent”), together with its subsidiaries, hereafter referred to as “Polestar," “Polestar Group,” and the “Group," is a limited company incorporated in the United Kingdom. Polestar Group operates principally in the automotive industry, engaging in research and development, branding and marketing, and the commercialization and selling of battery electric vehicles, and related technology solutions. Polestar Group's current lineup of battery electric vehicles consists of the Polestar 2 ("PS2"), a premium fast-back sedan, the Polestar 3 ("PS3"), a luxury aero sport-utility vehicle, the Polestar 4 ("PS4"), a premium sport utility vehicle, the Polestar 5 ("PS5"), a luxury sport grand-touring sedan, and the Polestar 6 ("PS6"), a luxury roadster. As of June 30, 2024, the PS2, PS3, and PS4 are in production while the remaining vehicles are under development. Operating sustainably is a critical priority of the Group; targeting climate neutrality by 2040, creating a climate neutral car (cradle-to-gate) by 2030, and halving the emission intensity per car sold by 2030. Polestar Group has a presence in 27 markets across Europe, North America, and Asia. Polestar Group has its management headquarters located at Assar Gabrielssons väg 9, 41878 Göteborg, Sweden.
As of June 30, 2024, related parties owned 81.8% of the Group. The remaining 18.2% of the Group was owned by external investors.

Basis of preparation
Basis of preparation
The Unaudited Condensed Consolidated Financial Statements in this interim report of Polestar Group are prepared in accordance International Accounting Standards (“IAS”) 34, Interim Financial Reporting (“IAS 34”), as adopted by the International Accounting Standards Board (“IASB”) and UK-adopted international accounting standards. The Unaudited Condensed Consolidated Financial Statements have been prepared on the historical cost basis, except for the revaluation of certain financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies below. For group financial reporting purposes, Polestar Group companies apply the same accounting principles, irrespective of national legislation, as defined in the Group accounting directives. Such accounting principals have been applied consistently for all periods, unless otherwise stated.
This interim report is prepared in the presentation currency, U.S. Dollar (“USD”). All amounts are stated in thousands of USD (“TUSD”), unless otherwise stated.
Periods discussed prior to June 23, 2022 represent the operations of Polestar Automotive Holding Limited and its consolidated subsidiaries.

Going concern
Going concern
Polestar Group’s Unaudited Condensed Consolidated Financial Statements have been prepared on a basis that assumes Polestar Group will continue as a going concern and the ordinary course of business will continue in alignment with management’s 2024-2028 business plan.
Management assessed Polestar Group’s ability to continue as a going concern and evaluated whether there are certain events or conditions, considered in the aggregate, that may cast substantial doubt about Polestar’s ability to continue as a going concern. All information available to management, including cash flow forecasts, liquidity forecasts, and internal risk assessments, pertaining to the twelve-month period after the issuance date of these Unaudited Condensed Consolidated Financial Statements was used in performing this assessment.
As a result of scaling up commercialization and continued capital expenditures related to the PS2, PS3, PS4, PS5, and PS6, managing the Company’s liquidity profile and funding needs remains one of management’s key priorities. If Polestar is not able to raise the necessary funds through operations, equity raises, debt financing, or other means, the Group may be required to delay, limit, reduce, or, in the worst case, terminate research and development and commercialization efforts. Since inception, Polestar Group has generated recurring net losses and negative operating and investing cash flows. Net losses for the six months ended June 30, 2024 and 2023 amounted to $539,485 and $340,830, respectively. Negative operating and investing cash flows for the six months ended June 30, 2024 and 2023 amounted to $524,747 and $939,410, respectively. Management’s 2024-2028 business plan indicates that Polestar will generate negative operating cash flows in the near future and positive operating cash flows starting the second half of 2025; investing cash flows of Polestar will continue to be negative in the near and long-term future due to the nature of Polestar’s business. Securing financing to support operating and development activities represents an ongoing challenge for Polestar Group.
Polestar Group primarily finances its operations through short-term working capital loan arrangements with credit institutions (i.e., 12 months or less), contributions from shareholders, extended trade credit from related parties, and long-term financing arrangements with related parties. Management’s 2024-2028 business plan indicates that Polestar Group depends on additional financing that is expected to be funded via a combination of new short-term working capital loan arrangements, long-term loan arrangements, shareholder loans with related parties, and executing capital market transactions through offerings of debt and/or equity. The timely realization of these financing endeavors is crucial for Polestar Group’s ability to continue as a going concern. If Polestar is unable to obtain financing from these sources or if such financing is not sufficient to cover forecasted operating and investing cash flow needs, Polestar Group will need to seek additional funding through other means (e.g., issuing new shares of equity or issuing bonds). Management has no certainty that Polestar Group will be successful in securing the funds necessary to continue operating and development activities as planned.
During the six months ended June 30, 2024, Polestar demonstrated efforts towards achieving liquidity targets in management's 2024-2028 business plan by:
•Securing long-term financing support from credit institutions; and
•Entering into multiple short-term working capital loan arrangements with banking partners in China.
Polestar is party to financing instruments during the 12 months following the reporting period that contain financial covenants with which Polestar must comply. A failure to comply with such covenants may result in an event of default that could have material adverse effects on the business. Due to the factors discussed above, there is material uncertainty as to whether Polestar will be able to comply with all covenants in future periods. Remedies to an event of default include proactively applying for a covenant waiver prior to such event of default occurring.

Adoption of new and revised standards
Adoption of new and revised standards
Effects of new and amended IFRS
Management has concluded the adoption of new standards and amendments effective from January 1, 2024 did not have a material impact on the Group’s Unaudited Condensed Consolidated Financial Statements. For a detailed assessment of the Group’s adoption of new and revised standards, refer to Note 2 - Significant accounting policies and judgements of the Consolidated Financial Statements for Polestar Automotive Holding Limited, as of December 31, 2023 and 2022, and for the three years ended December 31, 2023 that were included in the Form 20-F filed with the United States Securities and Exchange Commission (“SEC”) on August 14, 2024.
New and amended IFRS issued by not yet effective
Management has concluded the adoption of any of the below accounting pronouncements, that were issued but not effective during the six months ended June 30, 2024, will not have a material impact on the Group’s financial statements, unless otherwise noted.
In April 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements ("IFRS 18"), which outlines the requirements for the presentation and disclosure of information in financial statements. It includes the requirement to classify income and expenses into three new categories: operating, investing, and financing. IFRS 18 will replace IAS 1 and will be effective for annual periods beginning on or after January 1, 2027.
In May 2024, the IASB issued IFRS 19, Subsidiaries without Public Accountability: Disclosures ("IFRS 19"), which specifies reduced disclosure requirements that eligible entities can apply instead of the disclosure requirements in other IFRS accounting standards. This standard for annual periods is effective beginning on or after January 1, 2027.
In May 2024, the IASB issued amendments to IFRS 7, Financial Instruments: Disclosures ("IFRS 7"), and IFRS 9, Financial Instruments ("IFRS 9"), which clarify certain elements of recognition, derecognition, classification, measurement, and disclosure of financial instruments. The amendments are effective for annual periods beginning on or after January 1, 2026.

Presentation, basis of consolidation, segment reporting, and foreign currency and restatement
Presentation, basis of consolidation, segment reporting, and foreign currency
For a detailed description of the Group’s presentation, basis of consolidation, segment reporting, and foreign currency, including currency risk, refer to Note 2 - Significant accounting policies and judgements and Note 3 - Financial risk management of the Consolidated Financial Statements for Polestar Automotive Holding UK PLC, as of December 31, 2023 and 2022, and for the three years ended December 31, 2023, that were included in the Form 20-F filed with the SEC on August 14, 2024. There are no changes for the periods presented in these Unaudited Condensed Consolidated Financial Statements.
Restatement
During the year ended December 31, 2023, management identified various misstatements in our previously issued 2021 and 2022 annual financial statements. In these Unaudited Condensed Consolidated Financial Statements, comparative information related to the six months ended June 30, 2023 has been restated to align its presentation with the revisions during 2023 and correct for the carryforward impacts of the misstatements in our previously issued 2021 and 2022 annual financial statements.
The prior period errors relate primarily to (i) accounting for inventories, including the accounting treatment of certain launch costs, capitalizable expenses into inventory and valuation adjustments for internal use cars, (ii) accounting for accruals and deferrals, (iii) capitalization of expenses, (iv) other errors relating to reclassifications between financial statement captions and (v) deferred taxes and income taxes.
Management has assessed the materiality of the misstatements on the Unaudited Condensed Consolidated Financial Statements as of June 30, 2023, and for the six months ended June 30, 2023, in accordance with the SEC Staff Accounting Bulletin (“SAB”) Topic 1.M, Materiality. Based on this, management concluded that the prior period financial statements should be corrected, even though such revision previously was and continues to be immaterial to the prior period financial statements. Accordingly, these misstatements have been corrected, including the previously recorded out of period adjustments, for all periods presented by revising the accompanying condensed consolidated financial statements.
The accompanying notes to the Unaudited Condensed Consolidated Financial Statements reflect the impact of these revisions. Refer to Note 18 - Restatement of prior period financial statements for reconciliations between originally reported and as revised interim amounts.

Accounting policies and use of estimates and judgements
Accounting policies and use of estimates and judgements
Polestar Group continues to apply the same accounting policies, methods, estimates, and judgements as described in Note 2 - Significant accounting policies and judgements of the Consolidated Financial Statements for Polestar Automotive Holding UK PLC, as of December 31, 2023 and 2022, and for the three years ended December 31, 2023, that were included in the Form 20-F filed with the SEC on August 14, 2024. Management reviews its estimates and judgements on a continuous basis; changes in accounting estimates are recognized in the period in which the estimates are revised, and prospectively thereafter. Actual results could differ materially from those estimates using different assumptions or under different conditions. The Group did not have any events or new instruments requiring the application of new critical estimates and judgements during the six months ended June 30, 2024. However, the latest inputs to existing instruments requiring critical estimates and judgements utilized by the Group during the six months ended June 30, 2024 are detailed below. Additions to the Group's acc
Earnings per share
Earnings per share
Basic earnings per share is calculated by dividing the net loss for the period by the weighted average number of Class A Shares and Class B Shares outstanding during the period. Diluted earnings per share is calculated by adjusting the net income for the period and the weighted average number of Class A Shares and Class B Shares outstanding for the effect of dilutive potential ordinary shares (“POSs”) outstanding during the period (i.e., Class A Shares and/or Class B Shares that the Group is obligated to issue, or might issue under certain circumstances, in accordance with various contractual arrangements). The Group’s POSs are classified based on the nature of their instrument or arrangement and then the earnings per incremental share (“EPIS”) is calculated for each class of POS to determine if they are dilutive or anti-dilutive. Anti-dilutive POSs are excluded from the calculation of dilutive earnings per share.
EPIS is calculated as (1) the consequential effect on profit or loss from the assumed conversion of the class of POS (i.e., the numerator adjustment) divided by (2) the weighted average number of outstanding POSs for the class (i.e., the denominator adjustment). The EPIS denominator adjustment depends on the class of POS. The Group’s classes of POSs and their related EPIS denominator adjustment methods are as follows:

POS Class	EPIS Denominator Adjustment Method
Unvested equity-settled RSUs and RSAs[1]	Treasury share[2]
Class C Shares	Treasury share
Earn-out Rights and PSUs	The number of shares issuable if the reporting date were the end of the contingency period
Convertible Credit Facilities with Volvo Cars and Geely	If the instrument is converted, the number of shares issued on the date of the conversion
1 - Restricted Stock Awards ("RSAs") are related to the Group's employee stock purchase plan implemented in January 2024.
2 - The treasury share method prescribed by IAS 33, Earnings Per Share (“IAS 33”), includes only the bonus element as the EPIS denominator adjustment. The bonus element is the difference between the number of ordinary shares that would be issued at the exercise of the options and the number of ordinary shares deemed to be repurchased at the average market price.

Financial instruments
Financial instruments
Trade receivables factoring
In situations where Polestar Group enters into an arrangement to sell trade receivables to a third party (i.e., a factor) at a discount, the sale is accounted for in accordance with IFRS 9, Financial Instruments ("IFRS 9"). Polestar Group evaluates whether these transactions are with or without recourse and applies the derecognition criteria in IFRS 9 to determine if substantially all the risks and rewards of the trade receivables have been transferred to the factor.
For arrangements without recourse, where substantially all risks and rewards have been transferred in exchange for cash, the trade receivables are derecognized. For arrangements with recourse, where substantially all risks and rewards have not been transferred, the trade receivables are not derecognized, and the cash received from the purchaser is accounted for as secured borrowing.
Cash flows from factoring without recourse of trade receivables are classified as cash flows from operating activities in the Unaudited Condensed Consolidated Statement of Cash Flows while cash flows from factoring with recourse are classified as cash flows from financing activities.

Fair value measurement
Fair value measurement
Valuation methodology for the fair value of the financial liability related to the Class C-2 Shares
The Class C-2 Shares represents a derivative financial instrument that is carried at fair value through profit and loss (“FVTPL”) by reference to Level 2 measurement inputs because an observable price for the Class C-1 Shares, which are almost identical instruments, is available in the active market. Class C Shares are presented in current liabilities within the Unaudited Condensed Consolidated Statement of Financial Position as they can be exercised by the holder at any time. The related liability is measured at fair value, with any changes in fair value recognized in earnings. The fair value of the Class C-2 Shares is determined using a binomial lattice option pricing model in a risk-neutral framework whereby the future prices of the Class A Shares are calculated assuming a geometric Brownian motion (“GBM”). For each future price, the Class C-2 payoff amount is calculated based on the contractual terms of the Class C-2 Shares, including assumptions for optimal early exercise and redemption, and then discounted at the term-matched risk-free rate. The final fair value of the Class C-2 Shares is calculated as the probability-weighted present value over all modeled future payoff amounts. As of June 30, 2024, the fair value of the Class C-2 Shares was determined to equal $630 by leveraging the closing price of the Class C-1 Shares on the Nasdaq of $0.79 per share, an implied volatility of 225%, a risk-free rate of 4.47%, a dividend yield of 0%, and a 1,000 time-steps for the binomial lattice option pricing model. Refer to Note 11 - Reverse recapitalization for more detail on the Class C-2 Shares.
Valuation methodology for the fair value of the financial liability related to the Former Parent’s contingent earn-out rights
The Former Parent’s contingent earn out right represents a derivative financial instrument that is carried at FVTPL by reference to Level 3 measurement inputs because a quoted or observable price for the instrument or an identical instrument is not available in active markets. The earn-out liability is presented in non-current liabilities within the Unaudited Condensed Consolidated Statement of Financial Position to align with the expected timing of the underlying earn-out payments. The fair value of the earn out is determined using a Monte Carlo simulation that incorporates a remaining term of 3.48 years, the five earn-out tranches, and the probability of the Class A Shares in the Parent reaching certain daily volume weighted average prices during the earn-out period resulting in the issuance of each tranche of Class A Shares and Class B Shares in the Parent to the Former Parent. As of June 30, 2024, the fair value of the earn-out was determined to equal $15,764 by leveraging an implied volatility of 80% and a risk-free rate of 4.43%. The implied volatility represents the most significant unobservable input utilized in this Level 3 valuation technique. The calculated fair value would increase (decrease) if the implied volatility were higher (lower). Refer to Note 11 - Reverse recapitalization for more detail on the Former Parent’s earn-out rights.